Assets Held for Sale	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Assets Held for Sale

3. Assets Held for Sale

The Company classifies assets as held for sale when a sale is probable, is expected to be completed within one year, and the asset group meets all of the accounting criteria to be classified as held for sale. As discussed in Note 1, Nature of Business, on November 11, 2022, the Company entered into a definitive agreement to sell its German subsidiary, Freeline Therapeutics GmbH, and certain intellectual property. As a result, the assets related to Freeline Therapeutics GmbH were classified as held for sale as of December 31, 2022, and the Company ceased recording depreciation and amortization of the long-lived assets included in the sale from the date of execution of the definitive agreement.

The carrying amounts of the assets and liabilities held for sale in the consolidated balance sheet consisted of the following (in thousands):

December 31,
2022
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$300
Prepaid expenses and other current assets	244
Total current assets held for sale	544
NON-CURRENT ASSETS:
Property and equipment, net	5,384
Operating lease right of use assets	8,182
Other non-current assets	3
Total assets held for sale	$14,113
LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES:
Accounts payable	$193
Accrued expenses and other current liabilities	1,324
Operating lease liabilities, current	914
Total current liabilities related to assets held for sale	2,431
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current	$7,906
Total liabilities related to assets held for sale	$10,337